Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-10-02
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Incentive Compensation Recoupment Policy

Our Compensation Committee maintains the HighPeak Energy, Inc. Incentive-Based Compensation Recoupment Policy which provides that, in the event we are required to prepare an accounting restatement of any of our financial statements due to material noncompliance with any financial reporting requirement under U.S. securities laws, our Compensation Committee will seek to recoup all “recoverable” compensation, received on or after October 2, 2023, that is granted, earned or vested based wholly or in part upon the attainment of a financial reporting measure. “Recoverable” compensation is the amount of compensation that was granted, earned or vested during the last three completed fiscal years prior to the restatement based upon the financial reporting measure above what would have been received pursuant to the financial reporting measure had the financial statements in question been accurate. “Recoverable” compensation does not include base salaries, discretionary cash bonuses, awards (either cash or equity) that are based upon subjective, strategic, or operational standards and equity awards that vest solely on the passage of time. The policy applies to all current and former Section 16 officers, including our Named Executive Officers, and is a “no fault” policy, meaning that it may be triggered in the absence of fraud or willful misconduct by the executive.